Employee benefit plans - Net pension liability (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Net defined benefit liability and asset
Balance at beginning of year	€ 678,238
Balance at end of year	€ 692,638	€ 678,238
Weighted average duration of defined benefit obligation	15 years	15 years
United States, France and Germany
Net defined benefit liability and asset
Balance at beginning of year	€ 634,253
Balance at end of year	657,239	€ 634,253
Countries other than US, France, and Germany
Net defined benefit liability and asset
Balance at beginning of year	43,985
Balance at end of year	35,399	43,985
Benefit obligation | United States, France and Germany
Net defined benefit liability and asset
Balance at beginning of year	890,025	742,216
Foreign currency translation gains/losses	20,472	(11,702)
Current service cost	28,748	32,399
Past service cost	(481)	(538)
Interest expense (income)	37,304	37,438
Transfer of plan participants	18	60,368
Actuarial (gains) losses arising from changes in financial assumptions	(19,944)	81,841
Actuarial (gains) losses arising from changes in demographic assumptions	17	(33)
Actuarial (gains) losses arising from experience adjustments	(185)	(9,706)
Remeasurements	(20,112)	72,102
Benefits paid	(38,903)	(42,258)
Balance at end of year	917,071	890,025
Plan assets | United States, France and Germany
Net defined benefit liability and asset
Balance at beginning of year	(255,772)	(259,461)
Foreign currency translation gains/losses	(15,547)	9,063
Interest expense (income)	(13,169)	(13,717)
Transfer of plan participants		(2,116)
Actuarial (gains) losses arising from experience adjustments	4,122	(18,782)
Actual return on plan assets	(9,047)	(32,499)
Employer contributions	(7,968)	(2,147)
Benefits paid	28,502	31,388
Balance at end of year	€ (259,832)	€ (255,772)